Revenues from Contracts with Customers (Tables)	12 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Revenue from Contract with Customers and Other Sources of Revenue
The following table provides information about revenues from contracts with customers, and other sources of revenue in fiscal 2019, 2020 and 2021.

	Millions of yen
	2019	2020	2021
Goods or services category
Sales of goods	¥462,029	¥287,558	¥321,883
Real estate sales	134,136	118,953	89,070
Asset management and servicing	191,820	181,851	173,191
Automobile related services	78,723	77,987	72,000
Facilities operation	104,005	69,297	23,811
Environment and energy services	132,243	141,532	137,011
Real estate management and brokerage	103,062	104,110	101,942
Real estate contract work	82,217	88,966	80,179
Other	107,341	104,059	88,468

Total revenues from contracts with customers	1,395,576	1,174,313	1,087,555
Other revenues*	19,383	8,210	3,247

Total sales of goods and real estate and services income	¥1,414,959	¥1,182,523	¥1,090,802

*	Other revenues are not in the scope of revenue from contracts with customers.

Summary of Costs of Goods and Real Estate Sold and Service Expense
The following table provides information about costs of goods sold and real estate sold and services expense in fiscal 2019, 2020 and 2021.

	Millions of yen
	2019	2020	2021
Goods or services category
Costs of goods sold	¥419,001	¥247,036	¥272,657
Costs of real estate sold	116,260	106,970	75,064
Asset management and servicing	44,107	37,808	42,145
Automobile related services	47,859	48,579	45,734
Facilities operation	95,207	66,163	41,461
Environment and energy services	105,414	110,899	105,246
Real estate management and brokerage	94,869	94,119	89,685
Real estate contract work	71,958	76,983	69,815
Other	48,906	49,363	45,147

Total expenses of costs of goods and real estate sold and services expenses	¥1,043,581	¥837,920	¥786,954

Summary of Balances from Contracts with Customers
The following table provides information about balances from contracts with customers as of March 31, 2020 and 2021.

	Millions of yen
	March 31, 2020	March 31, 2021
Trade Notes, Accounts and Other Receivable	¥165,676	¥180,828
Contract assets (Included in Other Assets)	3,811	6,558
Contract liabilities (Included in Other Liabilities)	32,805	40,436